Convertible Promissory Notes (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) item $ / shares
Debt Instrument [Line Items]
Percentage of voting power the entity will be obligated to repay the Convertible Notes	50.00%
Prepayment premium as a percentage of original principal amount	15.00%
Conversion price | $ / shares	$ 3.31
Fair value of this embedded compound derivative	$ 457
Total interest expense	$ 276
Series F Preferred Stock
Debt Instrument [Line Items]
Conversion price | $ / shares	$ 3.31
Subordinated convertible promissory notes
Debt Instrument [Line Items]
Aggregate principal amount	$ 69,123
Interest rate	10.00%
Fees on issuance of debt, as a percentage of gross proceeds	1.50%
Subordinated convertible promissory notes | Qualified Financing
Debt Instrument [Line Items]
Consecutive trading days on volume weighted average trading price of shares | item	5
Subordinated convertible promissory notes | Minimum | Qualified Financing
Debt Instrument [Line Items]
Proceeds from issuance of equity securities	$ 100,000
Subordinated convertible promissory notes | Maximum | Non- Qualified Financing
Debt Instrument [Line Items]
Proceeds from issuance of equity securities	$ 100,000